Deconsolidation of Teekay Offshore (Tables)	9 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Schedule of Deconsolidation
The following table shows the accounting impact from the deconsolidation of Teekay Offshore on September 25, 2017. On such date, the Company recognized both the net cash proceeds it received from Brookfield and the fair value of its retained interests in Teekay Offshore, including common units, warrants, and vessel charters with Teekay Offshore, and derecognized the carrying value of both Teekay Offshore’s net assets and the non-controlling interest in Teekay Offshore, with the difference between the amounts recognized and derecognized being the loss on deconsolidation.

As of September 25, 2017
Net cash proceeds received by Teekay	139,693
Fair value of common units and General Partner interest of Teekay Offshore	150,132
Fair value of warrants	36,596
Fair value of vessel charters with Teekay Offshore	16,412
Carrying value of the non-controlling interest in Teekay Offshore	1,138,275
Subtotal	1,481,108
Less:
Carrying value of Teekay Offshore's net assets on deconsolidation	(1,584,296)
Loss on deconsolidation of Teekay Offshore	(103,188)